THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK‡ — 93.9%

	Shares	Value

CONSUMER DISCRETIONARY — 18.1%
Central Garden & Pet, Cl A*	293,492	$10,169,498
Cheesecake Factory	446,200	10,708,800
Cooper Tire & Rubber	506,200	15,722,572
Designer Brands, Cl A	1,528,100	9,031,071
El Pollo Loco Holdings*	759,000	14,997,840
Extended Stay America	944,900	10,781,309
Group 1 Automotive	158,608	13,326,244
John Wiley & Sons, Cl A	249,600	8,443,968
MDC Holdings	419,881	18,823,265
Oxford Industries	194,745	8,362,350
SP Plus*	321,119	5,102,581
Standard Motor Products	228,907	10,410,690
TRI Pointe Group*	1,055,550	17,648,796
Universal Electronics*	214,908	9,900,812
Urban Outfitters*	467,800	7,737,412
Winnebago Industries	141,102	8,523,972

		179,691,180

CONSUMER STAPLES — 2.5%
Edgewell Personal Care*	253,327	7,571,944
Landec*	441,900	4,171,536
TreeHouse Foods*	293,800	12,874,316

		24,617,796

ENERGY — 2.3%
DMC Global	205,336	6,032,772
Dril-Quip*	276,800	9,214,672
Earthstone Energy, Cl A*	637,300	1,676,099
Frank’s International*	2,441,900	5,567,532

		22,491,075

FINANCIAL SERVICES — 27.9%
Ameris Bancorp	309,391	7,139,197
Argo Group International Holdings	289,026	9,685,262
Atlantic Union Bankshares	211,052	4,763,444
Banc of California	769,100	8,244,752
Boston Private Financial Holdings	774,220	4,556,285
Brandywine Realty Trust†	755,848	8,185,834
CatchMark Timber Trust, Cl A†	947,941	9,251,904
Compass Diversified Holdings(A)	560,755	8,944,042
ConnectOne Bancorp	539,800	7,443,842
Empire State Realty Trust, Cl A†	717,575	4,735,995

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued
Enterprise Financial Services	261,982	$7,613,197
First Bancorp	303,394	6,268,120
First Bancshares	372,157	7,409,646
First Industrial Realty Trust†	283,700	12,460,104
First Merchants	219,519	5,362,849
Four Corners Property Trust†	346,906	8,742,031
James River Group Holdings	79,507	3,682,764
Jernigan Capital†	321,500	4,504,215
Kite Realty Group Trust†	919,843	9,078,851
MGIC Investment	1,238,000	10,238,260
Pacific Premier Bancorp	396,151	8,323,132
Pebblebrook Hotel Trust†	331,477	3,513,656
Physicians Realty Trust†	640,400	11,552,816
Pinnacle Financial Partners	228,409	9,049,564
PRA Group*	383,300	15,163,348
QTS Realty Trust, Cl A†	181,761	13,077,704
Sandy Spring Bancorp	292,000	6,751,040
Seacoast Banking Corp of Florida*	449,202	8,480,934
Simmons First National, Cl A	589,044	9,772,240
Sterling Bancorp	851,000	9,573,750
Texas Capital Bancshares*	253,600	8,424,592
TriCo Bancshares	267,437	7,488,236
UMH Properties†	685,900	8,436,570
Veritex Holdings	471,700	7,886,824

		275,805,000

HEALTH CARE — 5.3%
ANI Pharmaceuticals*	132,925	3,935,909
Avanos Medical*	14,302	438,642
Ensign Group	226,870	10,433,751
Integer Holdings*	61,000	4,011,970
Lantheus Holdings*	462,089	6,228,960
NextGen Healthcare*	784,816	11,474,010
NuVasive*	40,900	2,337,026
Providence Service*	167,800	13,593,478

		52,453,746

MATERIALS & PROCESSING — 6.0%
GrafTech International	310,200	1,882,914
Greif, Cl A	228,000	7,932,120
Hexcel	218,000	8,131,400
Livent*	1,190,000	7,461,300
Minerals Technologies	211,986	9,937,904

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS & PROCESSING — continued
Mueller Water Products, Cl A	660,504	$6,684,300
Orion Engineered Carbons	817,500	8,338,500
Quanex Building Products	615,171	8,643,153

		59,011,591

PRODUCER DURABLES — 17.0%
ABM Industries	273,600	9,822,240
Albany International, Cl A	136,171	6,547,102
Astec Industries	192,670	8,571,888
Belden CDT	256,472	8,104,515
CBIZ*	525,711	12,711,692
Conduent*	1,879,300	3,589,463
Deluxe	178,720	5,045,266
Dycom Industries*	196,100	8,398,963
Enerpac Tool Group, Cl A	410,243	7,753,593
Granite Construction	358,730	6,084,061
Harsco*	428,076	6,832,093
Hawaiian Holdings	182,100	2,165,169
Hub Group, Cl A*	219,000	11,585,100
ICF International	168,764	11,410,134
Kaman	179,946	7,106,067
Knoll	545,200	6,384,292
MYR Group*	379,182	13,904,604
Regal Beloit	156,956	14,435,243
Rush Enterprises, Cl A	187,877	8,939,188
Saia*	77,856	9,299,899

		168,690,572

TECHNOLOGY — 13.1%
Advanced Energy Industries*	161,300	11,866,841
Benchmark Electronics	380,799	7,753,067
CSG Systems International	143,399	6,041,400
Knowles*	709,900	10,833,074
Kulicke & Soffa Industries	428,700	10,160,190
Methode Electronics	499,739	14,092,640
NETGEAR*	565,776	17,397,612
NetScout Systems*	331,926	8,450,836
Onto Innovation*	348,953	13,197,403
Progress Software	303,904	10,594,093
Verint Systems*	340,400	15,280,556
Virtusa*	109,708	4,454,145

		130,121,857

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES — 1.7%
IDACORP	74,164	$6,915,793
Spire	162,900	10,044,414

		16,960,207

TOTAL COMMON STOCK

(Cost $991,207,696)		929,843,024

WARRANTS — 0.0%

	Number of Warrants	Value
SAExploration Holdings, Ser A, Expires 08/01/2021* (B)	2,784	—
SAExploration Holdings, Ser B, Expires 08/01/2021* (B)	2,784	—

TOTAL WARRANTS

(Cost $–)		—

SHORT-TERM INVESTMENT — 4.3%

	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A 0.050% (C) (Cost $42,090,358)	42,090,358	42,090,358

TOTAL INVESTMENTS— 98.2%

(Cost $1,033,298,054)		$971,933,382

Percentages are based on Net Assets of $990,191,208.

*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of July 31, 2020 was $8,944,042 or 0.9% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2020, was $0 and represented 0.0% of net assets.

(C)	The rate shown is the 7-day effective yield as of July 31, 2020.

Cl — Class

Ser — Series

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2020 (Unaudited)

The following is a list of the inputs used as of July 31, 2020 when valuing the Portfolio’s investments:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$929,843,024	$—	$—	$929,843,024
Warrants	—	—	—	—
Short-Term Investment	42,090,358	—	—	42,090,358

Total Investments in Securities	$971,933,382	$—	$—	$971,933,382

* Portfolio investment in warrants is considered Level 3.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “-“are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-3300